Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford China Equities Fund

	Shares	Value
COMMON STOCKS — 97.3%

CHINA — 97.3%
Alibaba Group Holding Ltd.	11,800	$106,706
Anker Innovations Technology Co., Ltd., Class A	2,600	27,537
Asymchem Laboratories Tianjin Co., Ltd., Class A	1,260	15,583
BeiGene Ltd. *	3,491	41,999
Beijing United Information Technology Co., Ltd., Class A	3,488	11,351
Brilliance China Automotive Holdings Ltd.	42,000	28,987
BYD Co., Ltd., Class H	1,000	25,605
Centre Testing International Group Co., Ltd., Class A	16,600	28,969
China Merchants Bank Co., Ltd., Class H	16,000	63,416
Contemporary Amperex Technology Co., Ltd., Class A	2,400	62,748
Dongguan Yiheda Automation Co., Ltd., Class A	2,360	8,337
ENN Energy Holdings Ltd.	3,300	25,677
Estun Automation Co., Ltd., Class A	10,300	26,666
Fuyao Glass Industry Group Co., Ltd., Class H	7,200	36,275
Glodon Co., Ltd., Class A	5,240	8,496
Guangdong Kinlong Hardware Products Co., Ltd., Class A	1,200	5,886
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	4,300	33,716
Haier Smart Home Co., Ltd., Class H	11,400	35,475
Hangzhou Robam Appliances Co., Ltd., Class A	5,700	18,901
Huayu Automotive Systems Co., Ltd., Class A	11,000	25,063
Jiangsu Azure Corp., Class A	9,700	10,956
KE Holdings, Inc. ADR	325	4,462
KE Holdings, Inc., Class A	3,767	17,241
Kingdee International Software Group Co., Ltd. *	18,000	20,370
Kingsoft Corp., Ltd.	4,400	13,580
Kuaishou Technology *	2,500	15,737
Kweichow Moutai Co., Ltd., Class A	500	117,860
Li Ning Co., Ltd.	9,500	25,343
LONGi Green Energy Technology Co., Ltd., Class A	4,500	12,220
Luckin Coffee, Inc. ADR *	900	21,996
Medlive Technology Co., Ltd.	10,500	10,143
Meituan, Class B *	8,290	102,333
Midea Group Co., Ltd., Class A	6,200	55,427
Minth Group Ltd.	8,000	12,653
NetEase, Inc.	3,100	64,237
PDD Holdings, Inc. ADR *	736	85,560
Ping An Bank Co., Ltd., Class A	19,400	28,178
Ping An Insurance Group Co. of China Ltd., Class H	12,500	53,071
Pop Mart International Group Ltd.	5,000	18,408
Proya Cosmetics Co., Ltd., Class A	2,696	34,827
SG Micro Corp., Class A	1,977	17,612
Shandong Sinocera Functional Material Co., Ltd., Class A	13,300	31,372
Shenzhen Inovance Technology Co., Ltd., Class A	4,500	37,516
Shenzhen Megmeet Electrical Co., Ltd., Class A	9,125	30,249
Shenzhou International Group Holdings Ltd.	4,400	41,771
Silergy Corp.	3,000	30,689
Sinocare, Inc., Class A	4,800	13,721
Sungrow Power Supply Co., Ltd., Class A	1,400	20,006
Sunny Optical Technology Group Co., Ltd.	2,000	10,243
Tencent Holdings Ltd.	5,200	202,540
Topchoice Medical Corp., Class A *	1,200	10,070
Weichai Power Co., Ltd., Class H	18,000	34,346
Yifeng Pharmacy Chain Co., Ltd., Class A	3,300	17,960
Yonyou Network Technology Co., Ltd., Class A	10,000	16,695
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	14,300	47,539

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford China Equities Fund

	Shares	Value
Zijin Mining Group Co., Ltd., Class H	26,000	$52,088
		1,976,412
TOTAL INVESTMENTS — 97.3% (cost $2,979,725)		$1,976,412
Other assets less liabilities — 2.7%		55,750
NET ASSETS — 100.0%		$2,032,162

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford China Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$112,018	$1,864,394	$—	$1,976,412
Total	$112,018	$1,864,394	$—	$1,976,412

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2023.